Document and Entity Information	6 Months Ended
Jun. 30, 2017
Document And Entity Information
Entity Registrant Name	Eastside Distilling, Inc.
Entity Central Index Key	0001534708
Document Type	S-1
Document Period End Date	Jun. 30, 2017
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company